CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash on hand	$ 177	$ 126
Bank checking account balances	314,804	327,006
Time deposits	611,073	478,775
Mutual funds	633,958	270,035
Total	$ 1,560,012	$ 1,075,942	$ 589,886	$ 592,253